Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Tax Status [Line Items]
Tax Status
6.	Tax Status
The Plan has adopted a
pre-approved
Plan sponsored by Principal Life Insurance Company. On June 30, 2020, the Internal Revenue Service (“IRS”) stated in an opinion letter that the prototype adopted by the Plan, as then designed, was in compliance with applicable requirements of the Internal Revenue Code (“IRC”) and therefore, the related trust is exempt from taxation. Although the Plan has been amended since receiving the determination letter, the plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC, and therefore, believes that the Plan is qualified, and the related trust is tax-exempt.
Accounting principles generally accepted in the United States of America require management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress
.